RELATED PARTY TRANSACTIONS (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) ft² shares	Dec. 31, 2022 USD ($) shares	Sep. 30, 2024 USD ($) ft²	May 16, 2022 USD ($)	Apr. 30, 2022 ft²	Jan. 01, 2022 USD ($)	Oct. 31, 2020 ft²	Apr. 30, 2019 ft²	May 31, 2018 ft²	Jan. 31, 2017 ft²
Area of land | ft²	15,000		15,000
Right of use asset	$ 1,385	$ 1,695	$ 1,129
Operating lease liability	1,995
Payment for rent	$ 500	$ 500
Johnstown Co [Member]
Area of land | ft²										2,220
Right of use asset						$ 300
Estimated borrowing rate						6.00%
Highland Ranch Co [Member]
Area of land | ft²									3,643
Right of use asset						$ 800
Estimated borrowing rate						7.30%
Operating lease liability						$ 800
Orem Utah [Member]
Area of land | ft²							4,800
Right of use asset						$ 600
Estimated borrowing rate						6.60%
Operating lease liability						$ 600
Highlands Ranch Co [Member]
Area of land | ft²								3,231
Right of use asset						$ 100
Estimated borrowing rate						6.70%
Operating lease liability						$ 100
Denver Co [Member]
Area of land | ft²								14,732
Right of use asset						$ 1,400
Estimated borrowing rate						7.10%
Operating lease liability						$ 1,400
Littleton Co [Member]
Area of land | ft²					8,253
Right of use asset				$ 1,500
Estimated borrowing rate				10.60%
Operating lease liability				$ 1,500
Directors Officers Employee And Consultatants [Member]
Options shares purchased | shares	16,000	79,000